Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges
		(credit)	Charges
		to	to
	Beginning	Costs and	other		End of
	of year	Expenses	accounts	Deductions	Year

Allowance for doubtful accounts (1):
Year ended December 31, 2016	$50	$34	$-	$-	$84
Year ended December 31, 2017	84	97	(78)	-	103
Year ended December 31, 2018	103	303	(166)	-	240

Allowance for net deferred tax assets:
Year ended December 31, 2016	$22,143	$-	$-	$(874)	$21,269
Year ended December 31, 2017	21,269	-	-	(5,368)	15,901
Year ended December 31, 2018	15,901	-	2,593	-	18,494

(1) Write-off net of recoveries for the allowance for doubtful accounts.